Pioneer Global Sustainable Value Fund
Schedule of Investments  |  June 30, 2023

A: PGSVX	C: GBVCX	Y: PSUYX

Schedule of Investments  |  6/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 97.7%
	Common Stocks — 97.7% of Net Assets
	Aerospace & Defense — 2.0%
1,399	Hensoldt AG	$ 45,918
	Total Aerospace & Defense	$45,918

	Air Freight & Logistics — 1.3%
168	United Parcel Service, Inc., Class B	$ 30,114
	Total Air Freight & Logistics	$30,114

	Automobile Components — 1.1%
600	Bridgestone Corp.	$ 24,654
	Total Automobile Components	$24,654

	Automobiles — 1.1%
1,300	Subaru Corp.	$ 24,596
	Total Automobiles	$24,596

	Banks — 12.8%
2,956	ABN AMRO Bank NV (C.V.A.) (144A)	$ 45,977
873	Citizens Financial Group, Inc.	22,768
4,100	Grupo Financiero Banorte S.A.B de CV, Class O	33,824
938	Hana Financial Group, Inc.	28,075
1,634	KB Financial Group, Inc. (A.D.R.)	59,478
600	Sumitomo Mitsui Financial Group, Inc.	25,681
844	Truist Financial Corp.	25,615
2,326	UniCredit S.p.A.	54,243
	Total Banks	$295,661

	Biotechnology — 2.0%
337	AbbVie, Inc.	$ 45,404
	Total Biotechnology	$45,404

	Broadline Retail — 3.2%
4,600(a)	Alibaba Group Holding, Ltd.	$ 47,840
563	eBay, Inc.	25,161
	Total Broadline Retail	$73,001

	Capital Markets — 5.3%
587	Bank of New York Mellon Corp.	$ 26,133
618	State Street Corp.	45,226
2,471	UBS Group AG	50,274
	Total Capital Markets	$121,633

1Pioneer Global Sustainable Value Fund |  | 6/30/23

Shares		Value
	Chemicals — 0.5%
351	Mosaic Co.	$ 12,285
	Total Chemicals	$12,285

	Communications Equipment — 2.7%
1,219	Cisco Systems, Inc.	$ 63,071
	Total Communications Equipment	$63,071

	Construction & Engineering — 0.8%
39,000	Sinopec Engineering Group Co., Ltd., Class H	$ 17,396
	Total Construction & Engineering	$17,396

	Construction Materials — 2.2%
903	CRH Plc	$ 50,031
	Total Construction Materials	$50,031

	Consumer Staples Distribution & Retail — 0.0%†
268(a)+#	Magnit PJSC	$ 773
	Total Consumer Staples Distribution & Retail	$773

	Diversified Telecommunication Services — 1.0%
1,056	Deutsche Telekom AG	$ 23,018
	Total Diversified Telecommunication Services	$23,018

	Electric Utilities — 2.0%
1,193	FirstEnergy Corp.	$ 46,384
	Total Electric Utilities	$46,384

	Electrical Equipment — 3.0%
157(a)	Generac Holdings, Inc.	$ 23,413
3,300	Mitsubishi Electric Corp.	46,374
	Total Electrical Equipment	$69,787

	Food Products — 2.0%
1,798	Associated British Foods Plc	$ 45,606
	Total Food Products	$45,606

	Health Care Equipment & Supplies — 2.4%
367	Medtronic Plc	$ 32,333
1,462	Smith & Nephew Plc	23,590
	Total Health Care Equipment & Supplies	$55,923

	Health Care Providers & Services — 4.3%
565	Cardinal Health, Inc.	$ 53,432
159	Cigna Group	44,615
	Total Health Care Providers & Services	$98,047

Pioneer Global Sustainable Value Fund |  | 6/30/232

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — 2.1%
350	InterContinental Hotels Group Plc	$ 24,170
6,800(a)	Sands China, Ltd.	23,273
	Total Hotels, Restaurants & Leisure	$47,443

	Household Durables — 2.8%
2,600	Panasonic Holdings Corp.	$ 31,850
2,527	Persimmon Plc	32,944
	Total Household Durables	$64,794

	Household Products — 1.0%
317	Reckitt Benckiser Group Plc	$ 23,807
	Total Household Products	$23,807

	Industrial Conglomerates — 1.1%
400	Hitachi, Ltd.	$ 24,757
	Total Industrial Conglomerates	$24,757

	Insurance — 6.0%
138	Chubb, Ltd.	$ 26,573
307	Hartford Financial Services Group, Inc.	22,110
6,000	Ping An Insurance Group Co. of China, Ltd., Class H	38,443
1,200	Tokio Marine Holdings, Inc.	27,707
97	Willis Towers Watson Plc	22,844
	Total Insurance	$137,677

	IT Services — 2.3%
401	International Business Machines Corp.	$ 53,658
	Total IT Services	$53,658

	Machinery — 1.6%
800	Mitsubishi Heavy Industries, Ltd.	$ 37,427
	Total Machinery	$37,427

	Metals & Mining — 5.0%
2,616	Barrick Gold Corp.	$ 44,289
394	Rio Tinto Plc	25,030
1,099	Teck Resources, Ltd., Class B	46,268
	Total Metals & Mining	$115,587

	Multi-Utilities — 2.0%
885	Dominion Energy, Inc.	$ 45,834
	Total Multi-Utilities	$45,834

	Oil, Gas & Consumable Fuels — 12.2%
1,554	BP Plc (A.D.R.)	$ 54,841
307	Chesapeake Energy Corp.	25,690
3,675	Energy Transfer LP	46,672
3Pioneer Global Sustainable Value Fund |  | 6/30/23

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
764	Occidental Petroleum Corp.	$ 44,923
2,341	Permian Resources Corp.	25,657
920	Range Resources Corp.	27,048
4,480+#	Rosneft Oil Co. PJSC	1,211
890	Shell Plc (A.D.R.)	53,738
	Total Oil, Gas & Consumable Fuels	$279,780

	Pharmaceuticals — 7.0%
1,584	GSK Plc	$ 27,981
2,557	Pfizer, Inc.	93,791
366	Sanofi	39,236
	Total Pharmaceuticals	$161,008

	Textiles, Apparel & Luxury Goods — 1.0%
547	Tapestry, Inc.	$ 23,412
	Total Textiles, Apparel & Luxury Goods	$23,412

	Trading Companies & Distributors — 3.9%
748(a)	AerCap Holdings NV	$ 47,513
1,100	Mitsui & Co., Ltd.	41,389
	Total Trading Companies & Distributors	$88,902

	Total Common Stocks (Cost $2,192,527)	$2,247,388

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.7% (Cost $2,192,527)	$2,247,388
	OTHER ASSETS AND LIABILITIES — 2.3%	$53,054
	net assets — 100.0%	$2,300,442

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $45,977, or 2.0% of net assets.
(a)	Non-income producing security.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Pioneer Global Sustainable Value Fund |  | 6/30/234

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	5/10/2021	$19,543	$773
Rosneft Oil Co. PJSC	6/23/2021	37,564	1,211
Total Restricted Securities			$1,984
% of Net assets			0.1%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$45,918	$—	$45,918
Automobile Components	—	24,654	—	24,654
Automobiles	—	24,596	—	24,596
Banks	141,685	153,976	—	295,661
Broadline Retail	25,161	47,840	—	73,001
Capital Markets	71,359	50,274	—	121,633
Construction & Engineering	—	17,396	—	17,396
Construction Materials	—	50,031	—	50,031
Consumer Staples Distribution & Retail	—	—	773	773
Diversified Telecommunication Services	—	23,018	—	23,018
Electrical Equipment	23,413	46,374	—	69,787
Food Products	—	45,606	—	45,606
Health Care Equipment & Supplies	32,333	23,590	—	55,923
Hotels, Restaurants & Leisure	—	47,443	—	47,443
Household Durables	—	64,794	—	64,794
Household Products	—	23,807	—	23,807
Industrial Conglomerates	—	24,757	—	24,757
Insurance	71,527	66,150	—	137,677
Machinery	—	37,427	—	37,427
Metals & Mining	90,557	25,030	—	115,587
Oil, Gas & Consumable Fuels	278,569	—	1,211	279,780
Pharmaceuticals	93,791	67,217	—	161,008
5Pioneer Global Sustainable Value Fund |  | 6/30/23

	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$47,513	$41,389	$—	$88,902
All Other Common Stocks	418,209	—	—	418,209
Total Investments in Securities	$1,294,117	$951,287	$1,984	$2,247,388
During the period ended June 30, 2023, there were no significant transfers in or out of Level 3.
Pioneer Global Sustainable Value Fund |  | 6/30/236